OPERATING LEASE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses		$ 33,256	$ 123,606	$ 129,781
Opearating lease payments			$ 93,241	136,095
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expiration date			Feb. 28, 2021
Lease expenses			$ 123,606	$ 153,999
Opearating lease payments			$ 33,440